Share option scheme and Restricted Stock Units - Movement in share options and RSUs (Details)		6 Months Ended
	Apr. 23, 2019 shares	Jul. 31, 2019 GBP (£) shares	Jul. 31, 2018 GBP (£) shares
Weighted average exercise price [Abstract]
Outstanding beginning balance (in Pounds per share) | £		£ 0.35	£ 1.43
Granted during the period (in Pounds per share) | £		0.28	2.05
Exercised during the period (in Pounds per share) | £		0.00	1.08
Lapsed/surrendered during the period (in Pounds per share) | £		0.93	1.5
Outstanding ending balance (in Pounds per share) | £		£ 0.29	£ 1.65
Number of share options [Abstract]
Outstanding beginning balance (in shares) | shares		9,168,396	8,577,236
Granted during the period (in shares) | shares		11,396,000	3,481,048
Exercised during the period (in shares) | shares		0	(92,047)
Lapsed/surrendered during the period (in shares) | shares		(516,221)	(3,206,987)
Outstanding ending balance (in shares) | shares		20,048,175	8,759,250
Weighted average exercise price - RSUs [Abstract]
Outstanding beginning balance (in Pounds per share) | £		£ 0.01	£ 0.01
Granted during the period (in Pounds per share) | £		0.00	0.01
Exercised during the period (in Pounds per share) | £		0.01	0.01
Outstanding ending balance (in Pounds per share) | £		£ 0.01	£ 0.01
Number of RSUs [Abstract]
Outstanding beginning balance (in shares) | shares		814,256	275,877
Granted during the period (in shares) | shares		0	121,950
Exercised during the period (in shares) | shares	(104,877)	(104,877)	(136,991)
Outstanding ending balance (in shares) | shares		709,379	260,836